Note 5 - CMBS Trusts	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Commercial Mortgage Backed Securities Trusts [Text Block]
5.
CMBS Trusts

As of
September 30, 2020,
the Company consolidated the CMBS Entities that we determined are VIEs and for which we are the primary beneficiary. The Company elected the fair-value option for each of the trusts and carries the fair values of the trust's assets and liabilities at fair value in its Consolidated Balance Sheets; recognizes changes in the trust's net assets, including changes in fair-value adjustments and net interest earned, in its Consolidated Statements of Operations; and records cash interest received from the trusts and cash interest paid to bondholders of the CMBS not
beneficially owned by the Company, as operating cash-flows.

The following table presents the Company's recognized Trust's Assets and Liabilities (in thousands):

Trust's Assets	September 30, 2020
Mortgage loans held in variable interest entities, at fair value	$5,094,579
Accrued interest receivable	917

Trust's Liabilities
Bonds payable held in variable interest entities, at fair value	(4,825,943)
Accrued interest payable	(674)

The following table presents “Change in net assets related to consolidated CMBS variable interest entities” (in thousands):

	For the Three Months Ended September 30, 2020	For the Nine Months Ended September 30, 2020
Net interest earned	$5,017	$10,024
Unrealized loss	3,903	(11,231)
Change in net assets related to consolidated CMBS variable interest entities	$8,920	$(1,207)

The following tables present the geographies and property types of collateral underlying the CMBS trusts consolidated by the Company as a percentage of the collateral unpaid principal balance:

Geography	September 30, 2020
Florida	16.59%
Texas	15.13%
Arizona	11.96%
California	8.14%
Georgia	7.81%
Washington	5.79%
Nevada	4.55%
New Jersey	3.69%
New York	2.98%
Pennsylvania	2.94%
Indiana	2.16%
Colorado	2.02%
Virginia	1.90%
Ohio	1.80%
North Carolina	1.77%
Tennessee	1.29%
Utah	1.19%
Maryland	1.18%
Missouri	1.07%
South Carolina	0.96%
Louisiana	0.88%
Oklahoma	0.75%
Oregon	0.73%
Dist. of Columbia	0.48%
Kansas	0.47%
Illinois	0.31%
Iowa	0.30%
Kentucky	0.26%
Alabama	0.24%
Connecticut	0.15%
Minnesota	0.14%
Mississippi	0.14%
Wyoming	0.10%
Nebraska	0.08%
Wisconsin	0.06%
100.00%

Collateral Property Type	September 30, 2020
Multifamily	98.32%
Manufactured Housing	1.68%
100.00%